Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
NOTE 20:-    SUBSEQUENT EVENTS

a.In January 2026, the Board authorized a 2-year repurchase program under which up to a total of $2,000,000 is available to purchase the Company’s ordinary shares and/or Convertible Notes.

b.On March 3, 2026, the Company entered into a Credit Agreement with Hapoalim Bank Ltd. (the “Bank”), which provides a $500,000 credit facility, available to be drawn in up to two tranches between April 1, 2026 and March 31, 2027. Amounts drawn under the facility bear interest at a floating rate based on monthly SOFR plus an funding spread adjustment and a margin of up to 0.40% on the first $400,000 and up to 1.15% on the remaining $100,000. The facility includes certain operating restrictions, financial covenants and collateral, requiring the Company to maintain with the Bank approximately 1 billion NIS in Bank of Israel Bills and a $120,000 cash deposit, and contains standard provisions regarding fees, default interest, and prepayment and cancellation rights.

c.On March 4, 2026, the Company entered into a securities purchase agreement for a private placement with Durable Capital Partners LP and other purchasers, pursuant to which, on March 5, 2026, the Company issued 3,266,699 units for aggregate gross proceeds of $260,000, at a purchase price per unit representing a 5% discount to the closing price of the Company’s ordinary shares on such date. Each unit consists of one ordinary share and a warrant to purchase 0.25 of an ordinary share (the “Warrants”), with an initial exercise price set at a 25% premium to the closing price. In total, the Company issued an aggregate of 3,266,699 ordinary shares and Warrants in respect of 816,674 additional ordinary shares. The Warrants become exercisable on May 5, 2026, and expire on the third anniversary of the closing date. The Warrants include customary anti-dilution adjustments and make-whole fundamental change provisions that may increase the number of shares issuable upon exercise, and may be settled by net share or cash settlement at the Company’s discretion.
NOTE 20:-    SUBSEQUENT EVENTS (Cont.)

d.On March 5, 2026, the Company commenced a “modified Dutch Auction” tender offer to purchase up to $1,750,000 in aggregate purchase price of its issued and outstanding ordinary shares (or such lesser amount as is properly tendered and not withdrawn). The purchase price will be not greater than $92 nor less than $80 per share, payable in cash, less any applicable withholding taxes and without interest. The tender offer is subject to certain terms and conditions and is scheduled to expire on April 1, 2026, unless extended or terminated.